Principal activities and organization (Details)	Dec. 31, 2022
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan
Organization
Equity interest held (as a percent)	100.00%
JD Logistics Holding Limited
Organization
Equity interest held (as a percent)	64.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
JINGDONG Property, Inc
Organization
Equity interest held (as a percent)	77.00%
JD Logistics, Inc. (formerly known as Jingdong Express Group Corporation) ("JD Logistics")
Organization
Equity interest held (as a percent)	64.00%
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
JD.com International Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Shangke Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chongqing Jingdong Haijia E-commerce Co., Ltd. ("Chongqing Haijia")
Organization
Equity interest held (as a percent)	100.00%
JD.com Overseas Innovation Limited
Organization
Equity interest held (as a percent)	100.00%
JD.com Investment Limited
Organization
Equity interest held (as a percent)	100.00%
JD Asia Development Limited
Organization
Equity interest held (as a percent)	77.00%
Suqian Hanbang Investment Management Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Xi'an Jingxundi Supply Chain Technology Co., Ltd. ("Xi'an Jingxundi")
Organization
Equity interest held (as a percent)	64.00%
JD Assets Holding Limited
Organization
Equity interest held (as a percent)	100.00%
JD Property Holding Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Wodong Tianjun Information Technology Co., Ltd. ("Beijing Wodong Tianjun")
Organization
Equity interest held (as a percent)	100.00%
JD Health International Inc.
Organization
Equity interest held (as a percent)	68.00%
JD Jiankang Limited
Organization
Equity interest held (as a percent)	100.00%
JD Industrial Technology Limited
Organization
Equity interest held (as a percent)	100.00%
JINGDONG Industrials, Inc
Organization
Equity interest held (as a percent)	81.00%
Jingdong Logistics Supply Chain Co., Ltd.
Organization
Equity interest held (as a percent)	64.00%
Jiangsu Huiji Space Technology Co., Ltd. ("Jiangsu Huiji")
Organization
Equity interest held (as a percent)	100.00%
JD Sunflower Investment Limited
Organization
Equity interest held (as a percent)	100.00%
Windcreek Limited
Organization
Equity interest held (as a percent)	100.00%
Dada Nexus Limited ("Dada")
Organization
Equity interest held (as a percent)	53.00%